Retirement benefit obligations - Present value of plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	$ 61
Interest cost	(2)	$ 3	$ 5
Remeasurement (gain)/loss:
Actuarial gain/(loss) arising from changes in demographic assumptions	(22)	62	(38)
Actuarial gain/(loss) arising from changes in financial assumptions	(20)	211	210
Actuarial (gain)/loss arising from experience adjustments	(31)	58	(2)
At July 31	(96)	61
Present value of defined benefit obligation
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	2,183	1,751
Current service cost	3	3
Interest cost	35	39
Benefit payments	(77)	(73)
Remeasurement (gain)/loss:
Actuarial gain/(loss) arising from changes in demographic assumptions	(22)	62
Actuarial gain/(loss) arising from changes in financial assumptions	(20)	211
Actuarial (gain)/loss arising from experience adjustments	(31)	58
Exchange rate adjustment	137	132
At July 31	2,208	2,183	1,751
UK | Present value of defined benefit obligation
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	2,039	1,610
Current service cost	3	3
Interest cost	31	35
Benefit payments	(68)	(64)
Remeasurement (gain)/loss:
Actuarial gain/(loss) arising from changes in demographic assumptions	(22)	62
Actuarial gain/(loss) arising from changes in financial assumptions	(11)	202
Actuarial (gain)/loss arising from experience adjustments	(31)	57
Exchange rate adjustment	126	134
At July 31	2,067	2,039	1,610
Non-UK | Present value of defined benefit obligation
Defined Benefit Plan Change In Benefit Liability (Asset) [Roll Forward]
On August 1	144	141
Current service cost	0	0
Interest cost	4	4
Benefit payments	(9)	(9)
Remeasurement (gain)/loss:
Actuarial gain/(loss) arising from changes in demographic assumptions	0	0
Actuarial gain/(loss) arising from changes in financial assumptions	(9)	9
Actuarial (gain)/loss arising from experience adjustments	0	1
Exchange rate adjustment	11	(2)
At July 31	$ 141	$ 144	$ 141